Long-Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument
Long-term debt	$ 1,495,835	$ 628,953
IBERIABANK
Debt Instrument
Long-term debt	$ 1,375,725	508,843
IBERIABANK | Federal Home Loan Bank Notes
Debt Instrument
Minimum FHLB advance amortization period	1 year 6 months
Maximum FHLB advance amortization period	30 years
Long-term debt	$ 1,331,579	480,118
IBERIABANK | Federal Home Loan Bank Notes | Blanket Floating Lien
Debt Instrument
Additional advances available from FHLB	6,400,000
IBERIABANK | Federal Home Loan Bank Notes | Pledge of Investment Securities
Debt Instrument
Additional advances available from FHLB	2,100,000
IBERIABANK Corporation | Junior Subordinated Debt
Debt Instrument
Long-term debt	$ 120,110	$ 120,110
Debt Instrument term	30 years
Earliest call date after issue	5 years
Earliest interest payment deferral date (in years or 20 consecutive quarters)	5 years
Weighted Average | IBERIABANK | Federal Home Loan Bank Notes
Debt Instrument
Weighted average advance rate on FHLB advances	1.48%	1.76%